LOANS RECEIVABLE (Tables) (Loans receivable)	12 Months Ended
Dec. 31, 2013
Loans receivable
Loans receivable
Schedule of loans receivable

  The following summarizes the Group's loans receivable as of December 31, 2012 and December 31, 2013 (in RMB thousands):

	December 31,
	2012	2013
Entrusted and mortgage credit loans	25,405	22,404
Loans through property refinancing activities	9,824	98,729

Less: Impairment	—	—

Loans receivable	35,229	121,133